Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (3.1%)
*	Coeur Mining Inc.	279,319	4,824
*	Uranium Energy Corp.	371,113	4,554
	Balchem Corp.	28,623	4,471
	Sensient Technologies Corp.	36,874	3,595
	Cabot Corp.	44,147	2,762
*	Novagold Resources Inc.	245,516	2,502
	Hawkins Inc.	17,002	2,211
	Hecla Mining Co.	123,721	2,081
*	Perpetua Resources Corp.	65,449	1,685
	Chemours Co.	131,639	1,684
*	Ingevity Corp.	31,843	1,663
*	Century Aluminum Co.	45,939	1,377
*	Ivanhoe Electric Inc.	63,825	913
*	Constellium SE	45,644	767
*	Energy Fuels Inc.	49,808	717
	Kaiser Aluminum Corp.	7,320	703
*	US Antimony Corp.	80,892	494
*	Idaho Strategic Resources Inc.	11,185	444
*	Compass Minerals International Inc.	22,830	433
	Materion Corp.	3,488	426
*	ASP Isotopes Inc.	66,610	414
	Sylvamo Corp.	8,018	380
*	NioCorp Developments Ltd.	60,294	377
*	Dakota Gold Corp.	75,124	351
	UFP Industries Inc.	2,768	257
	Vox Royalty Corp.	38,623	185
*	US Gold Corp.	10,635	184
*	Contango ORE Inc.	7,489	181
*	American Battery Technology Co.	40,526	152
*	Lifezone Metals Ltd.	24,278	95
*,1	Critical Metals Corp.	10,405	86
	Innospec Inc.	1,123	84
	Omega Flex Inc.	3,040	82
*	Solesence Inc.	16,512	38
*	US Goldmining Inc.	1,407	14
			41,186
Consumer Discretionary (9.2%)
*	Brinker International Inc.	38,598	5,936
*	Boot Barn Holdings Inc.	26,824	5,199
*	Champion Homes Inc.	49,982	4,290
*	Abercrombie & Fitch Co. Class A	41,099	4,022
*	Cavco Industries Inc.	6,654	3,963
*	Frontdoor Inc.	64,891	3,500
	Atmus Filtration Technologies Inc.	65,807	3,330
*	Life Time Group Holdings Inc.	118,423	3,306
*	Dorman Products Inc.	24,077	3,185
*	Shake Shack Inc. Class A	33,924	2,968
	Kontoor Brands Inc.	38,807	2,885
*	Adtalem Global Education Inc.	30,967	2,866
	PriceSmart Inc.	22,388	2,756
	Cinemark Holdings Inc.	90,527	2,479
*	Stride Inc.	37,281	2,368
*	Hilton Grand Vacations Inc.	50,326	2,155
	Acushnet Holdings Corp.	24,085	2,026
	Group 1 Automotive Inc.	4,810	1,929
	Cheesecake Factory Inc.	40,367	1,924
*	Genius Sports Ltd.	190,870	1,922
*	Sonos Inc.	94,124	1,747
*	Madison Square Garden Entertainment Corp.	34,610	1,712

		Shares	Market Value ($000)
	OneSpaWorld Holdings Ltd.	82,544	1,686
*	Atlanta Braves Holdings Inc. Class C	39,136	1,558
	Super Group SGHC Ltd.	139,064	1,506
	Rush Enterprises Inc. Class A	28,691	1,494
	Buckle Inc.	25,674	1,450
*	Rush Street Interactive Inc.	77,190	1,423
*	IMAX Corp.	38,147	1,415
*	Urban Outfitters Inc.	18,673	1,383
	Red Rock Resorts Inc. Class A	23,459	1,374
	Interparfums Inc.	15,964	1,297
*	Arlo Technologies Inc.	86,422	1,253
	John Wiley & Sons Inc. Class A	33,723	1,226
*	Laureate Education Inc.	39,043	1,206
*	ACV Auctions Inc. Class A	146,090	1,147
	Wolverine World Wide Inc.	70,101	1,136
	Monarch Casino & Resort Inc.	11,119	1,074
*	Six Flags Entertainment Corp.	66,769	1,014
*	XPEL Inc.	20,977	975
*	Coursera Inc.	120,311	956
	HNI Corp.	22,733	944
*	Universal Technical Institute Inc.	40,553	934
*	Revolve Group Inc.	35,375	855
*	United Parks & Resorts Inc.	22,424	809
*	Peloton Interactive Inc. Class A	115,845	787
*	Driven Brands Holdings Inc.	51,905	758
*	Figs Inc. Class A	77,068	754
*	First Watch Restaurant Group Inc.	39,447	732
*	Victoria's Secret & Co.	17,589	727
*	TripAdvisor Inc.	48,658	724
*	QuinStreet Inc.	47,256	660
*	Green Brick Partners Inc.	9,351	635
*	Liquidity Services Inc.	20,212	607
*	ThredUP Inc. Class A	80,689	607
	Camping World Holdings Inc. Class A	52,258	585
*	Sweetgreen Inc. Class A	89,937	584
	Build-A-Bear Workshop Inc.	10,860	577
	Ermenegildo Zegna NV	53,612	572
*	Global Business Travel Group I	73,151	564
*	USA TODAY Co. Inc.	110,558	554
*,1	Red Cat Holdings Inc.	74,260	551
*	Stagwell Inc.	100,765	540
*	Hertz Global Holdings Inc.	102,455	537
	Carriage Services Inc.	12,333	534
*	Lincoln Educational Services Corp.	25,694	529
*	American Public Education Inc.	14,296	498
	Worthington Enterprises Inc.	8,800	483
*	Accel Entertainment Inc.	46,982	481
*	Arhaus Inc.	44,389	459
*	BJ's Restaurants Inc.	11,195	429
*	Udemy Inc.	84,471	429
*	Dave & Buster's Entertainment Inc.	23,708	415
*	Mister Car Wash Inc.	77,084	412
*	Lindblad Expeditions Holdings Inc.	32,632	393
*	Daily Journal Corp.	849	389
	Global Industrial Co.	12,424	356
*	Sun Country Airlines Holdings Inc.	25,103	344
	Bloomin' Brands Inc.	46,217	328
*	RealReal Inc.	21,381	310
*	Atlanta Braves Holdings Inc. Class A	6,982	304
	Sonic Automotive Inc. Class A	4,620	291
*	Savers Value Village Inc.	31,074	283
	Upbound Group Inc.	15,704	281
	Jack in the Box Inc.	13,835	273
*	Kura Sushi USA Inc. Class A	5,481	269
	LCI Industries	2,296	261
*	McGraw Hill Inc.	14,614	256
*	Latham Group Inc.	34,549	247
	Steven Madden Ltd.	5,609	234
*	Frontier Group Holdings Inc.	50,128	229
	Rush Enterprises Inc. Class B	4,207	224

		Shares	Market Value ($000)
	Nathan's Famous Inc.	2,274	210
*	Thryv Holdings Inc.	32,315	182
*	Inspired Entertainment Inc.	21,720	179
*	Allegiant Travel Co.	2,267	172
	Interface Inc.	5,994	167
*	Xponential Fitness Inc. Class A	23,613	157
	Cracker Barrel Old Country Store Inc.	5,222	151
	Sturm Ruger & Co. Inc.	4,918	148
*	Vuzix Corp.	53,055	143
*	Fox Factory Holding Corp.	9,253	137
*,1	Livewire Group Inc.	32,249	137
*	Sabre Corp.	83,557	134
*	Dream Finders Homes Inc. Class A	6,362	126
	CuriosityStream Inc.	25,802	124
*	Turtle Beach Corp.	8,736	121
*	Knowles Corp.	5,192	117
*	Bally's Corp.	6,436	112
*	KinderCare Learning Cos. Inc.	27,686	110
	RCI Hospitality Holdings Inc.	4,440	108
	Papa John's International Inc.	2,463	104
*	Lovesac Co.	7,172	103
*	Integral Ad Science Holding Corp.	9,246	95
*	European Wax Center Inc. Class A	24,066	93
*	Hanesbrands Inc.	14,172	92
*	Gambling.com Group Ltd.	14,455	82
*	Tile Shop Holdings Inc.	10,427	68
*	Nerdy Inc.	50,732	68
*	Envela Corp.	5,810	67
	Dine Brands Global Inc.	1,994	62
	Playtika Holding Corp.	11,559	47
	Emerald Holding Inc.	12,222	45
	Arko Corp.	8,829	42
*	BARK Inc.	58,933	42
*	Travelzoo	5,572	40
*	Pursuit Attractions & Hospitality Inc.	1,135	39
	Marine Products Corp.	4,350	37
	Krispy Kreme Inc.	8,411	35
*	Stitch Fix Inc. Class A	6,579	28
	Entravision Communications Corp. Class A	9,534	26
*	Denny's Corp.	3,567	22
*	MarineMax Inc.	878	21
	CompX International Inc.	892	20
*	Boston Omaha Corp. Class A	1,394	17
*	Petco Health & Wellness Co. Inc.	5,345	17
*	Genesco Inc.	439	16
*	Phoenix Education Partners Inc.	477	16
*	Black Rock Coffee Bar Inc. Class A	675	15
*	Golden Matrix Group Inc.	17,782	13
*,1	Luminar Technologies Inc.	14,007	13
*	Reservoir Media Inc.	1,138	9
*	NextNRG Inc.	4,118	5
*	flyExclusive Inc.	964	3
			120,716
Consumer Staples (1.8%)
	Cal-Maine Foods Inc.	40,057	3,338
	Marzetti Co.	17,531	2,927
	WD-40 Co.	11,855	2,321
*	Vita Coco Co. Inc.	38,398	2,051
*	Chefs' Warehouse Inc.	31,823	1,951
	Turning Point Brands Inc.	13,250	1,327
	J & J Snack Foods Corp.	13,558	1,252
*	Simply Good Foods Co.	52,434	1,032
*	Vital Farms Inc.	30,127	985
*	Herbalife Ltd.	64,997	827
	Energizer Holdings Inc.	45,149	823
*	National Beverage Corp.	20,857	710
	Tootsie Roll Industries Inc.	15,734	604
*	Guardian Pharmacy Services Inc. Class A	16,971	497
	Oil-Dri Corp. of America	6,834	372

		Shares	Market Value ($000)
*	Mama's Creations Inc.	29,545	335
*	SunOpta Inc.	82,964	312
	Natural Grocers by Vitamin Cottage Inc.	11,063	307
	John B Sanfilippo & Son Inc.	4,025	292
	Calavo Growers Inc.	13,292	272
*	Westrock Coffee Co.	31,646	138
*	Beauty Health Co.	85,089	126
*	Lifeway Foods Inc.	4,531	112
*	Honest Co. Inc.	41,004	110
*	BRC Inc. Class A	83,471	106
*	Zevia PBC Class A	30,245	81
*	Nature's Sunshine Products Inc.	3,796	78
	Lifevantage Corp.	9,286	64
*	FitLife Brands Inc.	3,405	64
*	Ispire Technology Inc.	16,031	39
*	Forafric Global plc	2,508	26
*	Beyond Meat Inc.	5,394	5
			23,484
Energy (3.4%)
*	Nextpower Inc. Class A	101,764	9,324
	Archrock Inc.	144,216	3,539
*	Gulfport Energy Corp.	13,893	3,091
*,1	Centrus Energy Corp. Class A	10,614	2,752
	Cactus Inc. Class A	59,662	2,561
	Kodiak Gas Services Inc.	65,944	2,321
*	Tidewater Inc.	40,549	2,190
	Delek US Holdings Inc.	51,964	2,009
*	Oceaneering International Inc.	72,567	1,771
	Solaris Energy Infrastructure Inc.	31,754	1,521
	Core Natural Resources Inc.	15,754	1,260
*	Comstock Resources Inc.	44,883	1,206
*	American Superconductor Corp.	38,170	1,187
*	Fluence Energy Inc.	53,487	1,050
	Kinetik Holdings Inc.	27,892	967
*	CVR Energy Inc.	26,871	928
	Magnolia Oil & Gas Corp. Class A	32,658	756
*	NextDecade Corp.	116,153	710
*	Seadrill Ltd.	19,921	608
*	Par Pacific Holdings Inc.	12,595	575
*	Hallador Energy Co.	25,027	510
*	Alpha Metallurgical Resources Inc.	3,049	485
*	Ramaco Resources Inc. Class A	25,103	394
	Atlas Energy Solutions Inc.	37,485	323
*	Sable Offshore Corp.	66,381	290
*	REX American Resources Corp.	6,975	230
*	Array Technologies Inc.	28,861	217
*	Shoals Technologies Group Inc. Class A	23,702	199
*	Helix Energy Solutions Group Inc.	28,596	190
	Flowco Holdings Inc. Class A	9,868	167
	World Kinect Corp.	5,927	137
*	Calumet Inc.	6,983	135
	Evolution Petroleum Corp.	24,154	95
	Energy Services of America Corp.	10,380	93
*	National Energy Services Reunited Corp.	5,678	79
	Natural Gas Services Group Inc.	2,374	74
*	Matrix Service Co.	5,341	62
*	Solid Power Inc.	11,987	62
	Riley Exploration Permian Inc.	2,110	58
*	EVgo Inc.	16,887	55
*	Flotek Industries Inc.	3,432	49
	Select Water Solutions Inc.	4,126	42
	VAALCO Energy Inc.	11,039	40
*	OPAL Fuels Inc. Class A	16,208	39
*	Empire Petroleum Corp.	12,177	37
*	DMC Global Inc.	5,354	33
*	Infinity Natural Resources Inc. Class A	2,390	32
*	Kolibri Global Energy Inc.	5,413	22
*	WaterBridge Infrastructure LLC, Class A	969	22
*	SunPower Inc.	12,352	21

		Shares	Market Value ($000)
*	Montauk Renewables Inc.	12,485	20
*	Verde Clean Fuels Inc.	3,360	9
*	PrimeEnergy Resources Corp.	41	8
*	XCF Global Inc. Class A	11,451	8
	Epsilon Energy Ltd.	1,478	7
			44,570
Financials (8.8%)
	FirstCash Holdings Inc.	34,542	5,472
	Piper Sandler Cos.	15,243	5,120
*	Clearwater Analytics Holdings Inc. Class A	215,093	4,745
	Moelis & Co. Class A	64,792	4,158
	StepStone Group Inc. Class A	60,875	3,845
*	Lemonade Inc.	48,514	3,790
	Selective Insurance Group Inc.	46,768	3,674
	First Financial Bankshares Inc.	117,368	3,667
*	StoneX Group Inc.	40,059	3,630
	PJT Partners Inc. Class A	20,041	3,367
*	Upstart Holdings Inc.	73,317	3,296
	ServisFirst Bancshares Inc.	45,033	3,203
*	Oscar Health Inc. Class A	169,244	3,041
*	Palomar Holdings Inc.	23,011	2,858
*	Enova International Inc.	21,054	2,760
	BGC Group Inc. Class A	315,719	2,747
*	Bancorp Inc.	39,693	2,543
	Victory Capital Holdings Inc. Class A	38,550	2,424
	BancFirst Corp.	16,663	1,847
*	Dave Inc.	8,093	1,766
*	Baldwin Insurance Group Inc.	61,362	1,749
	Bank of Hawaii Corp.	26,525	1,738
	HCI Group Inc.	9,012	1,602
*	Skyward Specialty Insurance Group Inc.	31,197	1,527
	First BanCorp (XNYS)	76,627	1,515
	Pathward Financial Inc.	20,691	1,488
	Stock Yards Bancorp Inc.	21,684	1,435
	Cohen & Steers Inc.	22,083	1,397
	Federal Agricultural Mortgage Corp. Class C	7,403	1,272
*	Coastal Financial Corp.	11,271	1,255
	Artisan Partners Asset Management Inc. Class A	30,095	1,248
	Goosehead Insurance Inc. Class A	16,635	1,190
	Valley National Bancorp	103,640	1,173
	WisdomTree Inc.	104,651	1,155
*	Trupanion Inc.	32,240	1,138
	Marex Group plc	32,214	1,121
	Burford Capital Ltd.	111,134	1,064
	Acadian Asset Management Inc.	23,312	1,045
	Perella Weinberg Partners	54,193	990
	City Holding Co.	7,759	941
	Glacier Bancorp Inc.	21,890	926
	Patria Investments Ltd. Class A	56,286	848
*	Root Inc. Class A	9,994	808
	Old National Bancorp	35,620	774
	Lakeland Financial Corp.	12,067	703
	Esquire Financial Holdings Inc.	6,231	636
	Apollo Commercial Real Estate Finance Inc.	60,050	608
	UMB Financial Corp.	5,441	604
	Community Financial System Inc.	10,304	585
*	Porch Group Inc.	56,360	546
*	LendingTree Inc.	9,133	521
*	Axos Financial Inc.	6,101	501
*	Texas Capital Bancshares Inc.	5,427	489
*	Triumph Financial Inc.	8,935	488
	P10 Inc. Class A	50,695	476
	Two Harbors Investment Corp.	46,838	475
*	Heritage Insurance Holdings Inc.	15,309	445
	Nicolet Bankshares Inc.	3,382	426
	Live Oak Bancshares Inc.	13,310	425
	GCM Grosvenor Inc. Class A	38,227	420
*	Bowhead Specialty Holdings Inc.	13,809	385
	Northeast Bank	4,067	361

		Shares	Market Value ($000)
	AMERISAFE Inc.	8,707	355
	Provident Financial Services Inc.	18,290	351
	International Bancshares Corp.	4,978	331
	Five Star Bancorp	8,867	306
*	Aspen Insurance Holdings Ltd. Class A	8,140	302
	Metrocity Bankshares Inc.	10,287	274
*	Hippo Holdings Inc.	8,355	274
	ConnectOne Bancorp Inc.	10,310	261
	Amerant Bancorp Inc.	13,265	250
[1]	Brookfield Business Corp. Class A	7,169	250
	Northrim BanCorp Inc.	9,900	243
*	Kingsway Financial Services Inc.	18,219	237
	OppFi Inc.	21,308	211
*	SiriusPoint Ltd.	9,333	194
	Dime Community Bancshares Inc.	6,306	179
	Universal Insurance Holdings Inc.	5,104	169
	Bank First Corp.	1,255	157
	Crawford & Co. Class A	14,040	157
	Peapack-Gladstone Financial Corp.	5,804	157
	Unity Bancorp Inc.	3,025	151
*	Bridgewater Bancshares Inc.	8,646	150
*	Slide Insurance Holdings Inc.	8,825	149
	WesBanco Inc.	4,495	145
*	Customers Bancorp Inc.	2,042	141
	Kingstone Cos. Inc.	9,112	139
	Metropolitan Bank Holding Corp.	1,814	135
	American Coastal Insurance Corp.	11,299	135
	Banc of California Inc.	7,059	130
*	Selectquote Inc.	86,451	125
	NBT Bancorp Inc.	2,850	118
	Tiptree Inc.	5,860	110
	First Merchants Corp.	2,688	99
	Eagle Bancorp Inc.	5,082	96
*	Finwise Bancorp	4,762	86
	Greene County Bancorp Inc.	3,677	84
	SmartFinancial Inc.	2,197	80
	Shore Bancshares Inc.	4,530	79
	Orange County Bancorp Inc.	2,907	79
	First Financial Corp.	1,250	73
*	Abacus Global Management Inc.	10,576	70
	Union Bankshares Inc.	2,995	69
	Jefferson Capital Inc.	3,258	68
	Investors Title Co.	234	65
*	Carter Bankshares Inc.	3,519	65
*	First Western Financial Inc.	2,639	64
	First Internet Bancorp	3,282	63
	Capital Bancorp Inc.	2,250	63
*	Patriot National Bancorp Inc.	42,967	61
	Hope Bancorp Inc.	5,688	60
	Community West Bancshares	2,659	60
	Origin Bancorp Inc.	1,570	57
*	California BanCorp	2,944	57
	USCB Financial Holdings Inc.	3,139	56
*	American Integrity Insurance Group Inc.	2,605	55
	Bankwell Financial Group Inc.	972	45
	First Community Corp.	1,545	45
	Regional Management Corp.	1,177	45
	West BanCorp. Inc.	1,982	44
	Northfield Bancorp Inc.	4,043	43
	Peoples Financial Services Corp.	814	40
	Southern Missouri Bancorp Inc.	712	40
	Diamond Hill Investment Group Inc.	334	39
	Angel Oak Mortgage REIT Inc.	4,393	39
*	Ategrity Specialty Holdings LLC	2,040	39
	F&G Annuities & Life Inc.	1,129	37
	Hingham Institution for Savings	117	34
*	Bakkt Holdings Inc.	2,048	32
	PCB Bancorp	1,265	28
*	Kestrel Group Ltd.	1,809	27
*	Miami International Holdings Inc.	599	27

		Shares	Market Value ($000)
*	Columbia Financial Inc.	1,611	26
	Arrow Financial Corp.	751	23
	Meridian Corp.	1,429	23
	Value Line Inc.	622	23
	First Business Financial Services Inc.	373	20
	Princeton Bancorp Inc.	544	19
	Linkbancorp Inc.	2,277	17
	Citizens Financial Services Inc.	286	16
*	ACRES Commercial Realty Corp.	677	14
*	GBank Financial Holdings Inc.	418	14
	Bank7 Corp.	306	13
	OP Bancorp	944	13
*	CoastalSouth Bancshares Inc.	544	12
*	Neptune Insurance Holdings Inc. Class A	456	11
*	Avidbank Holdings Inc.	296	8
	Richmond Mutual BanCorp. Inc.	513	7
	First National Corp.	303	7
	Eagle Financial Services Inc.	194	7
	Hanover Bancorp Inc.	268	6
	MainStreet Bancshares Inc.	266	5
*	Gemini Space Station Inc. Class A	483	5
*	Siebert Financial Corp.	1,353	4
			115,238
Health Care (25.6%)
*	Guardant Health Inc.	104,080	11,284
*	Bridgebio Pharma Inc.	136,253	9,812
*	Madrigal Pharmaceuticals Inc.	16,209	9,676
	Ensign Group Inc.	48,948	9,082
*	HealthEquity Inc.	74,378	7,823
*	Hims & Hers Health Inc.	166,129	6,605
*	Avidity Biosciences Inc.	81,644	5,854
*	Arrowhead Pharmaceuticals Inc.	105,128	5,540
*	Axsome Therapeutics Inc.	35,268	5,343
*	iRhythm Technologies Inc.	27,783	5,224
*	Glaukos Corp.	48,726	5,179
*	Rhythm Pharmaceuticals Inc.	45,527	4,967
*	PTC Therapeutics Inc.	55,010	4,730
*	Krystal Biotech Inc.	21,605	4,710
*	Cogent Biosciences Inc.	114,100	4,589
*	Protagonist Therapeutics Inc.	50,728	4,566
*	Option Care Health Inc.	143,635	4,467
*	Nuvalent Inc. Class A	40,257	4,402
*	TransMedics Group Inc.	28,971	4,239
*	TG Therapeutics Inc.	126,567	4,210
*	Merit Medical Systems Inc.	47,346	4,100
*	RadNet Inc.	48,153	3,987
*	ADMA Biologics Inc.	202,033	3,875
*	Crinetics Pharmaceuticals Inc.	78,853	3,593
*	Lantheus Holdings Inc.	59,442	3,499
*	Haemonetics Corp.	42,016	3,418
*	BrightSpring Health Services Inc.	93,239	3,372
*	Akero Therapeutics Inc.	60,913	3,311
*	Veracyte Inc.	68,317	3,234
*	Alkermes plc	106,081	3,138
*	Indivior plc	89,852	3,019
*	Waystar Holding Corp.	80,759	2,981
*	Kymera Therapeutics Inc.	43,901	2,980
*	Xenon Pharmaceuticals Inc.	66,280	2,964
*	Arcutis Biotherapeutics Inc.	93,354	2,861
*	Scholar Rock Holding Corp.	64,918	2,860
*	Tarsus Pharmaceuticals Inc.	34,146	2,730
*	GeneDx Holdings Corp.	16,346	2,729
*	ACADIA Pharmaceuticals Inc.	108,444	2,715
*	Mirum Pharmaceuticals Inc.	35,136	2,567
*	Adaptive Biotechnologies Corp.	130,068	2,557
*	Travere Therapeutics Inc.	71,865	2,545
*	Celcuity Inc.	24,425	2,470
*	Alignment Healthcare Inc.	127,419	2,448
*	Privia Health Group Inc.	100,282	2,444

		Shares	Market Value ($000)
*	Amicus Therapeutics Inc.	242,438	2,407
*	Catalyst Pharmaceuticals Inc.	100,907	2,362
*	ICU Medical Inc.	15,820	2,348
*	Alphatec Holdings Inc.	101,142	2,281
*	CG oncology Inc.	48,645	2,181
*	Integer Holdings Corp.	30,064	2,170
*	Arcellx Inc.	29,824	2,169
*	Beam Therapeutics Inc.	83,406	2,113
*	Apogee Therapeutics Inc.	28,515	2,052
*	Brookdale Senior Living Inc.	177,379	1,974
	Concentra Group Holdings Parent Inc.	95,877	1,971
*	Disc Medicine Inc.	20,163	1,882
*	CorVel Corp.	25,394	1,858
*	Ocular Therapeutix Inc.	151,814	1,845
*	Soleno Therapeutics Inc.	36,421	1,837
*	Liquidia Corp.	56,011	1,828
*	Vericel Corp.	43,874	1,766
*	Progyny Inc.	65,308	1,722
*	Warby Parker Inc. Class A	85,755	1,699
*	Avadel Pharmaceuticals plc	77,760	1,671
*	Twist Bioscience Corp.	51,613	1,652
*	Aurinia Pharmaceuticals Inc.	101,556	1,637
*	Viridian Therapeutics Inc.	48,441	1,548
*	Edgewise Therapeutics Inc.	58,749	1,530
*	AtriCure Inc.	42,225	1,525
*	Vera Therapeutics Inc.	44,888	1,515
	LeMaitre Vascular Inc.	18,139	1,505
*	UFP Technologies Inc.	6,565	1,488
*,1	Recursion Pharmaceuticals Inc. Class A	320,126	1,482
*	Mineralys Therapeutics Inc.	34,134	1,472
*	PROCEPT BioRobotics Corp.	45,761	1,450
*	Immunovant Inc.	59,539	1,438
*	Amneal Pharmaceuticals Inc.	114,312	1,431
*	MannKind Corp.	264,325	1,414
*	Syndax Pharmaceuticals Inc.	69,366	1,375
*	ANI Pharmaceuticals Inc.	15,877	1,347
*	Harmony Biosciences Holdings Inc.	38,042	1,343
*	BioCryst Pharmaceuticals Inc.	182,116	1,308
*	Collegium Pharmaceutical Inc.	27,910	1,303
*	Artivion Inc.	27,062	1,263
*	Immunome Inc.	67,217	1,238
*	Tandem Diabetes Care Inc.	58,348	1,226
*	Stoke Therapeutics Inc.	39,182	1,211
*	PACS Group Inc.	35,746	1,194
*	Ardelyx Inc.	205,281	1,191
*	Zymeworks Inc.	43,434	1,160
*	Arcus Biosciences Inc.	44,140	1,152
*	Harrow Inc.	27,558	1,151
*	Novocure Ltd.	88,726	1,137
*	Axogen Inc.	38,191	1,094
*	Innoviva Inc.	48,308	1,050
*	Dynavax Technologies Corp.	90,120	1,025
*	Phreesia Inc.	49,843	1,021
*	Trevi Therapeutics Inc.	75,972	1,002
*	STAAR Surgical Co.	37,319	990
*	Xeris Biopharma Holdings Inc.	133,550	959
*	Addus HomeCare Corp.	7,669	922
*	Beta Bionics Inc.	29,206	915
*	Taysha Gene Therapies Inc.	184,625	875
*	BioLife Solutions Inc.	32,973	874
*	Clover Health Investments Corp.	350,638	873
*	Spyre Therapeutics Inc.	29,076	872
*	CareDx Inc.	47,307	845
*	Astrana Health Inc.	35,414	816
*	Pennant Group Inc.	29,422	815
*	Enliven Therapeutics Inc.	36,505	789
*	Biohaven Ltd.	78,551	788
*	Rigel Pharmaceuticals Inc.	15,356	775
*	Cytokinetics Inc.	11,269	768
*	UroGen Pharma Ltd.	26,369	760

		Shares	Market Value ($000)
*	Novavax Inc.	107,458	758
	Phibro Animal Health Corp. Class A	17,824	746
*	AnaptysBio Inc.	16,977	707
*	MiMedx Group Inc.	102,799	707
*	Amylyx Pharmaceuticals Inc.	46,811	701
*	QuidelOrtho Corp.	25,603	700
*	WaVe Life Sciences Ltd.	86,338	670
*	Dyne Therapeutics Inc.	30,298	664
	iRadimed Corp.	7,089	661
*	SI-BONE Inc.	33,100	644
*	Savara Inc.	100,283	631
*,1	CorMedix Inc.	61,209	600
	US Physical Therapy Inc.	7,972	589
*	Palvella Therapeutics Inc.	5,607	576
*	Rezolute Inc.	57,902	563
*	Geron Corp. (XNGS)	473,102	558
*	Arbutus Biopharma Corp.	124,639	550
*	Gossamer Bio Inc.	164,455	549
*	Healthcare Services Group Inc.	28,689	539
*	Theravance Biopharma Inc.	26,528	539
*	Butterfly Network Inc.	167,509	519
*,1	ArriVent Biopharma Inc.	21,392	491
*	ARS Pharmaceuticals Inc.	51,182	488
*	Omeros Corp.	49,870	483
*	KalVista Pharmaceuticals Inc.	33,065	478
*	Corvus Pharmaceuticals Inc.	51,302	470
*	Prestige Consumer Healthcare Inc.	7,873	469
*	Precigen Inc.	122,286	468
*	Sionna Therapeutics Inc.	10,707	467
*	10X Genomics Inc. Class A	24,566	462
*	Ironwood Pharmaceuticals Inc.	129,105	452
*	LENZ Therapeutics Inc.	14,010	428
*	Talkspace Inc.	126,014	426
*	LifeStance Health Group Inc.	64,307	418
*	Zevra Therapeutics Inc.	47,045	397
*	Ligand Pharmaceuticals Inc.	1,909	388
*	ImmunityBio Inc.	164,206	388
*	Janux Therapeutics Inc.	11,100	378
*	Altimmune Inc.	71,407	376
*	Ceribell Inc.	21,779	370
*	Evolus Inc.	50,804	364
*	Eton Pharmaceuticals Inc.	22,216	359
*	Claritev Corp.	6,562	355
*	RxSight Inc.	30,140	344
*,1	Nutex Health Inc.	2,975	342
*	NeuroPace Inc.	20,806	340
*	ClearPoint Neuro Inc.	22,880	331
*	Organogenesis Holdings Inc.	59,523	308
*	Niagen Bioscience Inc.	45,220	306
*	Bioventus Inc. Class A	40,018	304
*	Sight Sciences Inc.	36,089	302
*	Aveanna Healthcare Holdings Inc.	32,240	301
*	Absci Corp.	90,172	286
*	Cerus Corp.	162,163	285
*	Praxis Precision Medicines Inc.	1,443	284
*,1	Bright Minds Biosciences Inc.	4,037	283
*,1	Anavex Life Sciences Corp.	72,913	279
*	ADC Therapeutics SA	63,585	273
*	Kestra Medical Technologies Ltd.	10,134	273
*	Compass Therapeutics Inc.	46,392	269
*	Monopar Therapeutics Inc.	3,057	263
*	Mind Medicine MindMed Inc.	20,647	261
*	Delcath Systems Inc.	26,053	253
*	Community Health Systems Inc.	71,571	248
*	Esperion Therapeutics Inc.	59,521	239
*	Verastem Inc.	22,329	238
*	Diamedica Therapeutics Inc.	27,473	237
	HealthStream Inc.	9,028	227
*	Teladoc Health Inc.	29,668	225
*	MeiraGTx Holdings plc	27,155	225

		Shares	Market Value ($000)
*	KORU Medical Systems Inc.	37,285	221
*,1	Pulse Biosciences Inc.	15,526	213
*	Aldeyra Therapeutics Inc.	38,737	212
*	Viemed Healthcare Inc.	30,590	211
*	OptimizeRx Corp.	13,667	209
*	SANUWAVE Health Inc.	6,158	209
*	TruBridge Inc.	8,775	193
	National Research Corp.	11,092	188
*	XOMA Royalty Corp.	5,815	187
*	Abeona Therapeutics Inc.	36,292	184
*	Supernus Pharmaceuticals Inc.	3,986	182
*,1	Capricor Therapeutics Inc.	33,889	181
	SIGA Technologies Inc.	28,674	174
*	agilon health Inc.	266,009	173
*	Benitec Biopharma Inc.	13,111	170
*	ORIC Pharmaceuticals Inc.	14,235	169
*	Oncology Institute Inc.	51,828	163
*	Aquestive Therapeutics Inc.	25,509	158
*,1	Candel Therapeutics Inc.	32,721	156
*	Electromed Inc.	5,797	155
*	Phathom Pharmaceuticals Inc.	9,942	155
*,1	SELLAS Life Sciences Group Inc.	86,557	140
*	Evolent Health Inc. Class A	33,115	139
*	Nuvation Bio Inc.	17,342	139
*	Lifecore Biomedical Inc.	17,482	138
*	CVRx Inc.	13,991	137
*	Denali Therapeutics Inc.	6,761	132
*	NeoGenomics Inc.	10,848	131
*	Stereotaxis Inc.	50,557	124
*	Treace Medical Concepts Inc.	40,968	122
*	Anteris Technologies Global Corp.	29,434	121
*	908 Devices Inc.	18,405	117
*	MediWound Ltd.	6,288	113
*	Protalix BioTherapeutics Inc.	61,153	109
*	Joint Corp.	12,452	105
*	Codexis Inc.	58,721	102
*	Sonida Senior Living Inc.	3,052	99
*	AngioDynamics Inc.	7,541	94
*	Foghorn Therapeutics Inc.	19,811	94
*,1	Omada Health Inc.	5,003	94
*	Accuray Inc.	83,391	90
*	LifeMD Inc.	22,961	88
*	Journey Medical Corp.	10,646	86
*	RCM Technologies Inc.	4,312	84
*	LENSAR Inc.	8,263	84
*	Pacira BioSciences Inc.	3,515	83
*	Aura Biosciences Inc.	12,635	83
	Embecta Corp.	5,961	76
*	Arvinas Inc.	5,832	73
*	Billiontoone Inc. Class A	550	72
*	Nuvectis Pharma Inc.	11,293	70
*	Pro-Dex Inc.	1,858	68
*	OrthoPediatrics Corp.	3,568	66
*	Carlsmed Inc.	4,003	65
*	Amphastar Pharmaceuticals Inc.	2,271	63
*,1	Nano-X Imaging Ltd.	13,401	60
*	Gyre Therapeutics Inc.	7,695	60
*	Arcturus Therapeutics Holdings Inc.	8,528	58
*,1	Cardiff Oncology Inc.	25,623	58
*	Sana Biotechnology Inc.	13,131	56
*	Sanara Medtech Inc.	2,668	56
*	aTyr Pharma Inc.	69,476	54
*	Pulmonx Corp.	32,793	53
*	Dianthus Therapeutics Inc.	1,212	53
*,1	Neuronetics Inc.	31,753	47
*,1	Greenwich Lifesciences Inc.	5,163	45
*	TuHURA Biosciences Inc.	22,524	45
*	Fennec Pharmaceuticals Inc.	5,411	44
*	Maze Therapeutics Inc.	1,126	43
*	Shoulder Innovations Inc.	2,810	43

		Shares	Market Value ($000)
*	Alpha Teknova Inc.	8,968	42
*,1	Coherus Oncology Inc.	29,424	40
*	Actuate Therapeutics Inc.	5,146	39
*	Akebia Therapeutics Inc.	24,326	38
*	Rocket Pharmaceuticals Inc.	11,113	38
*,1	Avita Medical Inc.	10,279	38
*	Innovage Holding Corp.	6,969	37
*	Semler Scientific Inc.	1,701	37
*,1	AirSculpt Technologies Inc.	10,527	37
*,1	Humacyte Inc.	25,701	35
*,1	Tectonic Therapeutic Inc.	1,647	35
*	Prothena Corp. plc	3,113	33
*	Bicara Therapeutics Inc.	1,758	33
*	Fulcrum Therapeutics Inc.	2,816	31
*	Inmune Bio Inc.	17,636	31
*	Day One Biopharmaceuticals Inc.	3,126	30
*	TriSalus Life Sciences Inc.	4,262	29
*	Lucid Diagnostics Inc.	26,070	28
*	Aardvark Therapeutics Inc.	2,785	28
*	Outset Medical Inc.	5,630	26
*	Quanterix Corp.	3,457	25
*	Myomo Inc.	28,561	25
*	Biote Corp. Class A	7,614	21
*	HeartFlow Inc.	656	21
*	MapLight Therapeutics Inc.	1,560	21
*	Heron Therapeutics Inc.	16,841	20
*	Ginkgo Bioworks Holdings Inc.	2,187	20
*	Evommune Inc.	976	20
*	OmniAb Inc.	10,222	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	CapsoVision Inc.	3,238	18
*,2	Inhibrx Inc. CVR	20,465	13
*	Ardent Health Inc.	1,408	12
*	Atlantic International Corp.	5,296	11
*	Alector Inc.	5,540	7
*	Cartesian Therapeutics Inc. (XNMS)	970	7
*	Tevogen Bio Holdings Inc.	13,971	6
*	Eledon Pharmaceuticals Inc.	2,822	5
*	Inhibikase Therapeutics Inc.	3,300	5
*,1	Tvardi Therapeutics Inc.	424	2
*,2	Prevail Therapeutics CVR	58	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			336,441
Industrials (24.0%)
*	Bloom Energy Corp. Class A	187,156	20,445
*	Kratos Defense & Security Solutions Inc.	145,371	11,063
*	SPX Technologies Inc.	42,037	9,040
*	Sterling Infrastructure Inc.	26,013	8,957
*	Dycom Industries Inc.	24,435	8,834
*	Chart Industries Inc.	39,420	8,040
*	AeroVironment Inc.	27,830	7,777
*	Modine Manufacturing Co.	45,693	7,408
	Watts Water Technologies Inc. Class A	23,923	6,600
	Zurn Elkay Water Solutions Corp.	130,948	6,246
	Federal Signal Corp.	52,361	5,969
*	Joby Aviation Inc.	402,362	5,806
	Moog Inc. Class A	24,518	5,631
	Primoris Services Corp.	44,153	5,588
	Installed Building Products Inc.	20,433	5,476
*	Mirion Technologies Inc.	204,877	5,331
	ESCO Technologies Inc.	22,660	4,825
	Badger Meter Inc.	25,861	4,617
	Argan Inc.	11,563	4,570
*	Construction Partners Inc. Class A	40,918	4,460
*	ACI Worldwide Inc.	91,943	4,308
	Maximus Inc.	49,348	4,248
*	Archer Aviation Inc. Class A	541,721	4,220
	Brink's Co.	36,698	4,122

		Shares	Market Value ($000)
	Belden Inc.	34,532	3,916
	CSW Industrials Inc.	14,214	3,864
	Herc Holdings Inc.	28,507	3,828
*,1	Eos Energy Enterprises Inc.	252,686	3,803
*	OSI Systems Inc.	13,985	3,788
*	Knife River Corp.	49,905	3,735
*	StoneCo. Ltd. Class A	219,104	3,692
	Granite Construction Inc.	32,878	3,535
	Franklin Electric Co. Inc.	34,835	3,315
*	IES Holdings Inc.	7,879	3,298
	Mueller Water Products Inc. Class A	136,075	3,298
	Exponent Inc.	44,347	3,206
	JBT Marel Corp.	21,928	3,082
	Patrick Industries Inc.	28,326	3,065
	VSE Corp.	17,010	3,065
*	Verra Mobility Corp.	139,346	3,041
*	MYR Group Inc.	13,456	3,018
	Kadant Inc.	10,280	2,859
	AZZ Inc.	25,856	2,726
	Powell Industries Inc.	8,330	2,692
	Griffon Corp.	33,455	2,509
*	Huron Consulting Group Inc.	14,840	2,443
*	Planet Labs PBC	203,671	2,424
*	NCR Atleos Corp.	63,887	2,368
	REV Group Inc.	42,319	2,254
*	Upwork Inc.	107,324	2,119
*	CBIZ Inc.	43,120	2,100
	Standex International Corp.	8,557	2,098
*	Remitly Global Inc.	145,686	1,973
*	Itron Inc.	19,216	1,903
*	GEO Group Inc.	117,881	1,858
*	Vicor Corp.	20,337	1,817
	Enerpac Tool Group Corp.	47,324	1,792
	McGrath RentCorp.	16,272	1,677
	EVERTEC Inc.	56,153	1,623
	TriNet Group Inc.	26,030	1,525
*	Blue Bird Corp.	27,671	1,445
*	Payoneer Global Inc.	243,240	1,406
*	Centuri Holdings Inc.	61,138	1,375
	Korn Ferry	20,590	1,354
*	CECO Environmental Corp.	25,481	1,329
*	Astronics Corp.	24,117	1,316
*	Flywire Corp.	92,390	1,293
	Arcosa Inc.	11,901	1,268
	Napco Security Technologies Inc.	30,148	1,218
	United States Lime & Minerals Inc.	9,413	1,144
	Insperity Inc.	31,418	1,111
	Lindsay Corp.	9,479	1,089
*	DXP Enterprises Inc.	11,366	1,068
	Cadre Holdings Inc.	24,874	1,062
	Tecnoglass Inc.	21,167	1,054
	CRA International Inc.	5,755	1,015
	PagSeguro Digital Ltd. Class A	96,828	1,015
*	Pagaya Technologies Ltd. Class A	40,089	1,000
*	PureCycle Technologies Inc.	112,838	993
*	Legalzoom.com Inc.	103,162	962
*	Enovix Corp.	120,123	936
*	Amprius Technologies Inc.	81,073	918
	Trinity Industries Inc.	33,449	887
	Gorman-Rupp Co.	18,334	852
*	Willdan Group Inc.	8,269	834
*	Donnelley Financial Solutions Inc.	16,728	821
*	Sezzle Inc.	12,623	779
	Barrett Business Services Inc.	21,628	759
*	Marqeta Inc. Class A	153,358	735
*	Mercury Systems Inc.	10,438	730
*	CompoSecure Inc. Class A	34,197	679
*	Energy Recovery Inc.	46,200	668
*	Limbach Holdings Inc.	9,213	652
*	First Advantage Corp.	46,881	651

		Shares	Market Value ($000)
*	AAR Corp.	7,772	647
*	Evolv Technologies Holdings Inc.	101,234	647
	Douglas Dynamics Inc.	17,169	555
*	Cantaloupe Inc.	51,232	547
	Pitney Bowes Inc.	55,074	543
	Enpro Inc.	2,376	529
*	Graham Corp.	9,023	519
*	BlackSky Technology Inc.	27,004	478
	Alamo Group Inc.	2,766	444
*	O-I Glass Inc.	32,601	439
*	Bowman Consulting Group Ltd.	11,573	419
	FTAI Infrastructure Inc.	93,914	402
	Kforce Inc.	13,263	390
	Cass Information Systems Inc.	9,241	388
	GATX Corp.	2,417	387
*	Microvast Holdings Inc.	109,899	387
	Albany International Corp. Class A	7,933	378
*	International Money Express Inc.	23,985	366
	Mesa Laboratories Inc.	4,555	365
*	Titan America SA	21,098	343
*	TIC Solutions Inc.	34,655	337
*	IBEX Holdings Ltd.	9,350	329
	LSI Industries Inc.	17,569	321
*	Lightbridge Corp.	18,363	299
*	Byrna Technologies Inc.	15,686	286
*	Power Solutions International Inc.	5,246	284
*	ZipRecruiter Inc. Class A	58,865	280
	Insteel Industries Inc.	8,962	274
*	Janus International Group Inc.	43,597	271
	EnerSys	1,884	270
*	CoreCivic Inc.	14,395	260
*	Resolute Holdings Management Inc.	1,425	253
*,1	Redwire Corp.	43,022	237
*	Transcat Inc.	4,012	227
*	Distribution Solutions Group Inc.	7,786	216
*	Richtech Robotics Inc. Class B	60,365	214
	Werner Enterprises Inc.	7,764	198
*	Spire Global Inc.	24,092	197
*	Cimpress plc	2,814	194
*	Voyager Technologies Inc. Class A	8,567	193
	Otter Tail Corp.	2,321	191
*	Eve Holding Inc.	44,818	177
*	Sky Harbour Group Corp.	18,678	173
*	Frequency Electronics Inc.	5,778	165
	Karat Packaging Inc.	7,380	163
	Park Aerospace Corp.	8,370	162
*	Forward Air Corp.	6,870	158
*	Paysign Inc.	30,152	157
*	TSS Inc.	15,790	152
*	Priority Technology Holdings Inc.	22,067	129
*	Franklin Covey Co.	8,148	128
*	Thermon Group Holdings Inc.	3,552	125
	Ardagh Metal Packaging SA	31,287	117
*	SKYX Platforms Corp.	53,680	115
*	RXO Inc.	8,440	112
*	M-Tron Industries Inc.	2,153	111
*	FLEX LNG Ltd.	4,143	105
	Quad / Graphics Inc.	17,471	100
*	CryoPort Inc.	9,502	91
	Myers Industries Inc.	4,598	83
*	Smith-Midland Corp.	2,388	83
*	Satellogic Inc. Class A	47,677	79
*	V2X Inc.	1,320	72
*	CPI Card Group Inc.	5,180	70
	Covenant Logistics Group Inc.	3,193	64
	Information Services Group Inc.	11,129	60
*	Orion Group Holdings Inc.	6,051	60
*	SoundThinking Inc.	8,448	53
*	Intuitive Machines Inc.	5,513	52
*	Legence Corp. Class A	1,091	50

		Shares	Market Value ($000)
	Allient Inc.	824	44
*	AIRO Group Holdings Inc.	4,352	38
*	I3 Verticals Inc. Class A	1,471	35
	Willis Lease Finance Corp.	253	31
	Preformed Line Products Co.	146	30
	Aebi Schmidt Holding AG	2,191	26
*	Mayville Engineering Co. Inc.	1,258	21
*	Alliance Laundry Holdings Inc.	892	21
*	Beta Technologies Inc. Class A	777	21
*	Atlanticus Holdings Corp.	254	15
	Alta Equipment Group Inc.	3,046	15
*	Pattern Group Inc. Class A	955	14
*	Firefly Aerospace Inc.	597	11
*	Costamare Bulkers Holdings Ltd.	587	10
	Concrete Pumping Holdings Inc.	947	6
	HireQuest Inc.	466	4
*	Arrive AI Inc.	1,062	4
			315,324
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	—
			2
Real Estate (2.2%)
	Ryman Hospitality Properties Inc.	53,812	5,135
*	Compass Inc. Class A	407,364	4,245
	Tanger Inc.	88,184	2,961
	Outfront Media Inc.	121,527	2,860
	American Healthcare REIT Inc.	49,211	2,499
	St. Joe Co.	33,122	1,998
	UMH Properties Inc.	69,199	1,047
	DiamondRock Hospitality Co.	103,628	944
	eXp World Holdings Inc.	76,435	868
	National Health Investors Inc.	9,090	722
	Phillips Edison & Co. Inc.	19,801	703
	CareTrust REIT Inc.	18,346	689
	Alexander's Inc.	1,882	399
	CBL & Associates Properties Inc.	11,942	399
	Universal Health Realty Income Trust	9,657	393
	Apartment Investment & Management Co. Class A	66,809	381
	NETSTREIT Corp.	20,353	373
*	Real Brokerage Inc.	92,737	368
	Saul Centers Inc.	9,949	309
	NexPoint Residential Trust Inc.	6,225	198
	Xenia Hotels & Resorts Inc.	12,968	181
	PotlatchDeltic Corp.	3,697	149
	Sunstone Hotel Investors Inc.	12,083	113
*	Maui Land & Pineapple Co. Inc.	5,646	89
	Gladstone Commercial Corp.	7,503	83
	Strawberry Fields REIT Inc.	5,730	72
*	Fermi Inc.	2,659	44
	Clipper Realty Inc.	807	3
			28,225
Technology (18.2%)
*	Credo Technology Group Holding Ltd.	129,137	22,935
*	Fabrinet	31,497	14,470
*	IonQ Inc.	241,062	11,884
*	Rambus Inc.	94,082	8,991
*	Rigetti Computing Inc.	278,527	7,122
	Advanced Energy Industries Inc.	32,866	6,941
*	D-Wave Quantum Inc.	255,336	5,788
*	Semtech Corp.	76,007	5,637
*	SiTime Corp.	18,590	5,534
*	Commvault Systems Inc.	38,988	4,815
*	Qualys Inc.	31,855	4,487
*	Workiva Inc.	43,830	4,057
*	Q2 Holdings Inc.	54,264	3,914
*	Impinj Inc.	22,635	3,890
*,1	SoundHound AI Inc. Class A	319,352	3,848
*	Applied Digital Corp.	141,881	3,845

		Shares	Market Value ($000)
*	Terawulf Inc.	233,827	3,627
*	Silicon Laboratories Inc.	28,138	3,590
*	Novanta Inc.	31,489	3,579
*	Core Scientific Inc.	206,226	3,483
*	Sanmina Corp.	20,420	3,189
*	Varonis Systems Inc.	96,303	3,185
*	Plexus Corp.	21,791	3,115
*	Zeta Global Holdings Corp. Class A	162,430	2,964
*	Box Inc. Class A	95,255	2,814
*	Tenable Holdings Inc.	105,772	2,805
*	FormFactor Inc.	50,811	2,796
*	Agilysys Inc.	22,538	2,771
*	SPS Commerce Inc.	33,173	2,764
*	DigitalOcean Holdings Inc.	59,669	2,656
*	Ambarella Inc.	35,453	2,630
	Clear Secure Inc. Class A	72,881	2,587
*	BlackLine Inc.	45,356	2,585
*	Cargurus Inc.	71,665	2,528
*	Xometry Inc. Class A	37,856	2,213
*	Alarm.com Holdings Inc.	41,530	2,158
*	Intapp Inc.	49,316	2,130
*	Freshworks Inc. Class A	175,274	2,128
*	Braze Inc. Class A	69,589	1,997
*	Magnite Inc.	121,949	1,791
	CSG Systems International Inc.	21,597	1,701
	Power Integrations Inc.	49,476	1,662
*	LiveRamp Holdings Inc.	56,315	1,625
*	Yelp Inc.	53,972	1,560
*	Progress Software Corp.	37,409	1,549
*	C3.ai Inc. Class A	107,090	1,547
*	Innodata Inc.	26,822	1,541
*	Blackbaud Inc.	26,908	1,517
*	AvePoint Inc.	116,058	1,509
*	Appian Corp. Class A	34,326	1,387
*	Quantum Computing Inc.	117,204	1,371
*	Diebold Nixdorf Inc.	20,773	1,340
*	Five9 Inc.	66,451	1,302
*	Alkami Technology Inc.	59,592	1,271
	Kulicke & Soffa Industries Inc.	26,096	1,177
	Sapiens International Corp. NV	27,183	1,176
*	Life360 Inc.	13,981	1,113
*	Vertex Inc. Class A	56,538	1,112
*	NextNav Inc.	76,614	1,089
*	Bitdeer Technologies Group Class A	77,979	1,046
	Adeia Inc.	83,284	1,030
*	Ouster Inc.	44,143	1,014
*	Asana Inc. Class A	75,715	975
	A10 Networks Inc.	53,040	913
*	PagerDuty Inc.	74,305	892
*	PROS Holdings Inc.	38,014	883
*	Rapid7 Inc.	55,477	870
*	Schrodinger Inc.	49,207	864
*	Jamf Holding Corp.	62,917	814
*	Amplitude Inc. Class A	77,849	800
*	PDF Solutions Inc.	27,766	752
*	Insight Enterprises Inc.	8,568	742
*	Yext Inc.	88,076	742
*	Sprinklr Inc. Class A	98,127	709
*	PAR Technology Corp.	20,299	701
*	EverQuote Inc. Class A	24,126	637
*	Blend Labs Inc. Class A	182,979	578
*	NerdWallet Inc. Class A	35,953	540
	Red Violet Inc.	9,823	532
*	SEMrush Holdings Inc. Class A	44,703	529
*	Aehr Test Systems	19,793	455
*	Sprout Social Inc. Class A	44,821	447
*	Grid Dynamics Holdings Inc.	46,516	407
*,1	Rezolve AI plc	127,996	390
*	CEVA Inc.	17,897	386
*	Mediaalpha Inc. Class A	29,119	372

		Shares	Market Value ($000)
*	BigBear.ai Holdings Inc.	58,627	372
*,1	Serve Robotics Inc.	36,248	372
	Hackett Group Inc.	20,077	371
*	Grindr Inc.	28,901	371
*	Groupon Inc.	21,684	367
*	SkyWater Technology Inc.	22,953	353
	Climb Global Solutions Inc.	3,368	340
*	Kopin Corp.	138,164	337
*	Weave Communications Inc.	50,848	324
*	Aeva Technologies Inc.	26,544	296
*	Ibotta Inc. Class A	12,111	289
*	Digital Turbine Inc.	59,357	284
*	Domo Inc. Class B	24,366	279
	NVE Corp.	4,229	270
*	Commerce.com Inc.	57,402	263
*	Simulations Plus Inc.	14,639	249
*	indie Semiconductor Inc. Class A	64,518	230
*	Backblaze Inc. Class A	46,356	220
*	VTEX Class A	50,675	210
*	Synaptics Inc.	2,913	200
*	Axcelis Technologies Inc.	2,138	177
*	Navitas Semiconductor Corp.	19,697	172
	CTS Corp.	3,724	158
*,1	Rumble Inc.	21,567	146
*	MaxLinear Inc.	9,272	144
	ReposiTrak Inc.	9,885	133
*	MicroVision Inc.	136,150	128
*	Unisys Corp.	46,676	125
*	Viant Technology Inc. Class A	11,570	123
*	Cerence Inc.	10,754	119
*	Kaltura Inc.	78,692	116
*	eGain Corp.	10,794	112
*,1	EverCommerce Inc.	12,919	112
*	Daktronics Inc.	5,832	110
*	Digimarc Corp.	13,318	107
*	CS Disco Inc.	14,793	106
*	Blaize Holdings Inc.	41,068	103
*,1	KULR Technology Group Inc.	31,708	103
*	nLight Inc.	2,705	95
*	AudioEye Inc.	7,011	87
*	Bandwidth Inc. Class A	5,554	79
*	Mitek Systems Inc.	7,895	70
*	Ultra Clean Holdings Inc.	2,714	69
*	WM Technology Inc.	76,838	65
*	Atomera Inc.	25,691	64
*	Ambiq Micro Inc.	2,618	64
	CSP Inc.	5,215	60
*	Airship AI Holdings Inc.	13,835	51
	OneSpan Inc.	3,981	49
*	Arena Group Holdings Inc.	11,329	48
*	Expensify Inc. Class A	28,189	44
*	Netskope Inc. Class A	2,410	44
*	Synchronoss Technologies Inc.	8,465	41
*	Figure Technology Solutions Inc. Class A	975	35
*	Arteris Inc.	2,290	33
*	Rimini Street Inc.	7,871	30
*	Bumble Inc. Class A	7,478	27
*	Whitefiber Inc.	1,020	22
*	Tucows Inc. Class A	900	20
*	Rackspace Technology Inc.	18,547	20
*,1	Stubhub Holdings Inc. Class A	1,685	20
*	Neonode Inc.	8,111	18
*	Via Transportation Inc. Class A	480	17
*	Navan Inc. Class A	1,036	17
*	Chaince Digital Holdings Inc.	1,635	16
*	Aeluma Inc.	1,050	15
*	Vivid Seats Inc. Class A	1,872	14
*	TechTarget Inc.	2,265	12

		Shares	Market Value ($000)
*,1	Zspace Inc.	1,746	1
			239,350
Telecommunications (2.5%)
	InterDigital Inc.	22,585	8,080
*	Lumen Technologies Inc.	735,138	5,962
*	Viavi Solutions Inc.	193,052	3,463
*	Calix Inc.	51,445	2,843
*	Globalstar Inc.	43,757	2,658
*	CommScope Holding Co. Inc.	114,644	2,263
*	Extreme Networks Inc.	114,902	2,011
*	Applied Optoelectronics Inc.	37,614	1,007
*	fuboTV Inc.	289,914	881
	Cogent Communications Holdings Inc.	39,223	749
	IDT Corp. Class B	10,928	544
*	ADTRAN Holdings Inc.	64,914	515
*	Gogo Inc.	67,144	480
*	Ooma Inc.	21,795	245
*	Harmonic Inc.	24,797	237
*	Anterix Inc.	9,708	200
*	BK Technologies Corp.	2,600	166
*	Clearfield Inc.	4,308	127
*	Crexendo Inc.	12,704	89
*	Optimum Communications Inc. Class A	34,579	66
*	Inseego Corp.	2,035	22
			32,608
Utilities (1.1%)
*	Casella Waste Systems Inc. Class A	54,800	5,282
*	NuScale Power Corp.	110,554	2,211
*	Oklo Inc.	22,189	2,028
	American States Water Co.	22,032	1,625
	MGE Energy Inc.	16,736	1,386
	Chesapeake Utilities Corp.	6,725	935
*,1	NANO Nuclear Energy Inc.	25,413	831
*	Cadiz Inc.	48,215	269
	Consolidated Water Co. Ltd.	3,969	136
	Middlesex Water Co.	2,405	123
	Global Water Resources Inc.	10,614	91
	York Water Co.	1,947	63
*	Perma-Fix Environmental Services Inc.	2,333	29
	Genie Energy Ltd. Class B	1,846	27
	RGC Resources Inc.	519	12
			15,048
Total Common Stocks (Cost $918,515)			1,312,192
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	401	1
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 4.024% (Cost $11,555)	115,600	11,560
Total Investments (100.8%) (Cost $930,070)			1,323,753
Other Assets and Liabilities—Net (-0.8%)			(10,222)
Net Assets (100%)			1,313,531
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,405.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,939 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	7	877	45

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atlas Energy Solutions Inc.	2/2/2026	GSI	94	(3.880)	1	—
D-Wave Quantum Inc.	2/2/2026	GSI	320	(3.880)	—	(3)
Enovix Corp.	2/2/2026	GSI	171	(3.880)	8	—
					9	(3)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,312,159	—	33	1,312,192
Warrants	—	1	—	1
Temporary Cash Investments	11,560	—	—	11,560
Total	1,323,719	1	33	1,323,753
Derivative Financial Instruments
Assets
Futures Contracts[1]	45	—	—	45
Swap Contracts	—	9	—	9
Total	45	9	—	54
Liabilities
Swap Contracts	—	(3)	—	(3)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.